PREMISES AND EQUIPMENT	12 Months Ended
Jun. 30, 2015
PREMISES AND EQUIPMENT [Abstract]
PREMISES AND EQUIPMENT

11.         PREMISES AND EQUIPMENT

Major classifications of premises and equipment are summarized as follows:

	2015	2014
	(Dollars in Thousands)

Land and improvements	$246	$246
Buildings and improvements	2,162	2,153
Furniture, fixtures, and equipment	1,185	1,088
	3,593	3,487
Less accumulated depreciation	2,963	2,872
Total	$630	$615

Depreciation charged to operations was $91 thousand, $100 thousand, and $90 thousand for the years ended June 30, 2015, 2014, and 2013, respectively.